CONVERTIBLE DEBT OBLIGATIONS - Convertible notes 2019 (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Maximum
Disclosure of detailed information about borrowings [line items]
Exercise price		$ 42.86
2019 Convertible Notes
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount converted	$ 47,884	$ 739,160
Accrued interest converted	$ 229	$ 111
Number of shares issued upon conversion of debt		19,605
Stock Exchange at a price			70.00%
Conversion option as a derivative liability with a fair value			$ 783,735
Debt issuance costs			134,152
Interest expense on amortization of debt discount		$ 322,947
2019 Convertible Notes | Entrepreneur Resorts
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount converted			$ 2,256,178
Number of shares issued upon conversion of debt	13,487
2019 Convertible Notes | Genius Group Ltd [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount converted		1,819,145
Number of shares issued upon conversion of debt	1,003
Convertible note issuances		$ 36,383
2019 Convertible Notes | Minimum
Disclosure of detailed information about borrowings [line items]
Exercise price		$ 34.87
2019 Convertible Notes | Minimum | Entrepreneur Resorts
Disclosure of detailed information about borrowings [line items]
Bear interest at rate			10.00%
2019 Convertible Notes | Minimum | Genius Group Ltd [Member]
Disclosure of detailed information about borrowings [line items]
Bear interest at rate		10.00%
2019 Convertible Notes | Maximum | Entrepreneur Resorts
Disclosure of detailed information about borrowings [line items]
Bear interest at rate			12.00%
2019 Convertible Notes | Maximum | Genius Group Ltd [Member]
Disclosure of detailed information about borrowings [line items]
Bear interest at rate		12.00%